Balances and Transactions with Related Parties and Affiliated Companies - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Expense resulting from the uncollectibility of balances due from related parties	$ 0	$ 0	$ 0